Commitments And Contingencies (Minimum Payments Due Under Operating Leases) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2010
Commitments And Contingencies [Abstract]
2011	$ 2,128
2012	2,135
2013	2,021
2014	1,657
2015	1,657
Thereafter	38,971
Minimum rental payments, Total	$ 48,569